Revenue (Comparison of the Reported Condensed Consolidated Statement of Financial Position to the Pro-forma Amounts had the Previous Guidance Been in Effect) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables	$ 12	$ 406
Deferred customer acquisition costs		18
Deferred customer acquisition costs	21
Total Assets	1,041	1,416
Deferred revenue	185	573
Deferred taxes	39	38
Total Liabilities	1,385
Shareholder's (Deficit) Equity	(344)	661	$ 560	$ 518
Liabilities and Equity	1,041	1,416
Selling and administrative expenses	338	312	286
Provision for income taxes	42	60	71
Net income	125	$ 160	$ 124
Under Prior Revenue Recognition Guidance [Member]
Receivables	454
Deferred customer acquisition costs	18
Total Assets	1,482
Deferred revenue	627
Deferred taxes	39
Total Liabilities	1,828
Shareholder's (Deficit) Equity	(346)
Liabilities and Equity	1,482
Selling and administrative expenses	338
Provision for income taxes	42
Net income	$ 125